Costs (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Crops	$ 57,730		$ 80,095	$ 56,422
Sugarcane	12,177		22,537	18,555
Cattle	5,351		8,022	10,055
Supplies	10,185		13,623	7,554
Advertising and brokerage fees	5,438		4,973	4,812
At Cost [Member]
Statement [Line Items]
Other operative costs	74		112	122
Cost of property operations	74		112	122
Crops	48,070		74,433	57,776
Sugarcane	12,876		20,814	16,121
Cattle	4,628		6,724	8,377
Supplies	9,522		9,604	5,877
Consignment	4,159		7,362	4,217
Advertising and brokerage fees		$ 3,433	3,600	3,072
Agricultural rental and other services	1,700		1,636	856
Cost of sales and services from agricultural business	84,388		124,173	96,296
Trading properties and developments	1,048		1,011	3,779
Rental and services	22,179		19,816	15,671
Hotel operations, tourism services and others	7,613		5,331	3,734
Cost of sales and services from sales and services from urban properties and investment business		$ 30,840	26,158	23,184
Total costs	$ 115,302		$ 150,443	$ 119,602